SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			36 Months Ended
	Oct. 12, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
SHAREHOLDERS' EQUITY
Shares authorized for issuance		500,000,000	500,000,000		500,000,000
Nominal or par value of shares (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Maximum share repurchase amounts	$ 25,000
Reissuance of shares		0
Share repurchase program
Shares			23,823,184	7,303,200	45,278,783
Total consideration		6,638	7,396	2,654	16,688
Shares retired		9,265,895
Related paid-in capital
Share repurchase program
Shares		14,152,399	23,823,184	7,303,200
Amount reversed related to shares cancelled out of the repurchased share		1
Additional Paid-in Capital
Share repurchase program
Amount reversed related to shares cancelled out of the repurchased share		4,562
Treasury stock
Share repurchase program
Total consideration		6,638	7,396	2,654
Amount reversed related to shares cancelled out of the repurchased share		$ (4,563)
American Depository Shares
Share repurchase program
Shares		3,538,100	5,955,796	1,825,800	11,319,696
American Depository Shares | Minimum
Share repurchase program
Price per ADS (including brokerage commission) (in dollars per share)		$ 1.27	$ 0.89	$ 1.31
American Depository Shares | Maximum
Share repurchase program
Price per ADS (including brokerage commission) (in dollars per share)		$ 1.99	$ 1.38	$ 3.75